Selling, General and Administrative Expenses (Schedule of Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Selling General And Administrative Expenses Abstract
Payroll and related expenses	[1]	$ 26,877	$ 46,660	$ 41,930
Depreciation and amortization		4,212	3,259	2,623
Professional fees		18,190	15,798	16,069
Business development expenses		15,607	15,186	1,566
Expenses in respect of acquisition of CPV Group		0	0	752
Office Maintenance		6,524	4,581	3,022
Other expenses		13,305	14,452	9,765
Selling, General and Administrative Expenses		$ 84,715	$ 99,936	$ 75,727

[1]	A portion of this relates to profit sharing for CPV Group employees